Concentration and Risks (Tables)	12 Months Ended
Mar. 31, 2025
Concentration and Risks [Abstract]
Schedule of Concentration and Risks

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For the years ended March 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Amount of the Company’s revenue
Customer A(1)	5,635,667	6,168,565	4,542,669	3,394,865
Customer B(2)	2,811,928	-	-	-

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable, net:

	As of March 31,
	2024	2025	2025
	S$	S$	US$
Amount of the Company’s accounts receivable, net
Customer A(1)	2,983,055	2,089,269	1,553,938
Customer B(2)	1,399,173	-	-

(1)	Customer A is a multinational construction corporation based in Singapore.
(2)	Customer B is a multinational oil & gas corporation based in Singapore

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	For the years ended March 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Amount of the Company’s purchases
Supplier X(3)	3,131,654	3,524,287	3,679,941	2,750,124
Supplier Y(4)	3,940,606	3,482,538	3,852,349	2,878,969

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total accounts payable:

	For the years ended March 31,
	2024	2025	2025
	S$	S$	US$
Amount of the Company’s accounts payable
Supplier X(3)	997,913	809,796	602,303
Supplier Y(4)	843,040	953,941	709,514

(3)	Supplier X is a safety equipment manufactory corporation based in People’s Republic of China.

(4)	Supplier Y is an industrial hardware trading and manufactory corporation based in People’s Republic of China.